Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 687,367	$ 2,652,596
Allowance for doubtful accounts	(71,529)	(1,003,799)
Accounts receivable, net	$ 615,838	$ 1,648,797